Trade and Other Receivables - Additional Information (Details)	12 Months Ended
Mar. 31, 2021 CAD ($)
Trade And Other Current Receivables [Line Items]
Wage and rent subsidies	$ 3,125,277
Wage and rent subsidies receivable	1,608,365
Cost of goods sold
Trade And Other Current Receivables [Line Items]
Wage and rent subsidies receivable	1,233,022
Selling, general and administrative expenses
Trade And Other Current Receivables [Line Items]
Wage and rent subsidies receivable	$ 1,892,255